Document and Entity Information	Apr. 12, 2019
Prospectus:
Document Type	497
Document Period End Date	Apr. 12, 2019
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Apr. 12, 2019
Document Effective Date	Apr. 12, 2019
Prospectus Date	Sep. 28, 2018
MFS® International Value Fund | A
Prospectus:
Trading Symbol	MGIAX
MFS® International Value Fund | B
Prospectus:
Trading Symbol	MGIBX
MFS® International Value Fund | C
Prospectus:
Trading Symbol	MGICX
MFS® International Value Fund | I
Prospectus:
Trading Symbol	MINIX
MFS® International Value Fund | R6
Prospectus:
Trading Symbol	MINJX
MFS® International Value Fund | R1
Prospectus:
Trading Symbol	MINRX
MFS® International Value Fund | R2
Prospectus:
Trading Symbol	MINFX
MFS® International Value Fund | R3
Prospectus:
Trading Symbol	MINGX
MFS® International Value Fund | R4
Prospectus:
Trading Symbol	MINHX